Financial Instruments - Summary of Financial Assets Measured at Level 3 Fair Value (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of fair value measurement of assets [line items]
Beginning Balance	$ 534,061,927
Net increase in trade receivables	995,839	$ 33,295	$ (9,313,539)	$ (4,066,374)
Ending Balance	557,223,706	18,630,014	534,061,927
Available-for-sale [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	2,072,446	69,290	1,988,549
Recognized in profit or loss	3,431	115	(2,313)
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(218,173)	(7,295)	(287,248)
Recognized in other comprehensive income (effects of foreign currency exchange)	(20,063)	(670)
Net increase in trade receivables	3,171,205	106,025
Purchases	951,513	31,812	582,436
Trade receivables factoring (purchases)	(1,141,515)	(38,165)
Disposals	(12,665)	(424)	(208,978)
Ending Balance	4,806,179	160,687	2,072,446	1,988,549
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVTPL equity instrument [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	475,123	15,885
Recognized in profit or loss	3,431	115	(2,313)
Recognized in other comprehensive income (effects of foreign currency exchange)	(14,368)	(480)
Purchases	541,528	18,105	477,436
Ending Balance	1,005,714	33,624	475,123
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI equity instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	580,399	19,405	908,549
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(216,121)	(7,226)	(224,172)
Recognized in other comprehensive income (effects of foreign currency exchange)	(5,695)	(190)
Purchases	409,985	13,707	105,000
Disposals	(12,665)	(424)	(208,978)
Ending Balance	755,903	25,272	580,399	908,549
Available-for-sale [member] | Level 3 of fair value hierarchy [member] | FVOCI debt instruments [member]
Disclosure of fair value measurement of assets [line items]
Beginning Balance	1,016,924	34,000	1,080,000
Recognized in other comprehensive income (included in unrealized losses on financial assets at FVTOCI)	(2,052)	(69)	(63,076)
Net increase in trade receivables	3,171,205	106,025
Trade receivables factoring (purchases)	(1,141,515)	(38,165)
Ending Balance	$ 3,044,562	$ 101,791	$ 1,016,924	$ 1,080,000